Convertible Notes Payable	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7 – Convertible Notes Payable

(A)	Convertible Notes Payable

At March 31, 2013 and December 31, 2012, convertible debt consisted of the following:

	March 31, 2013	December 31, 2012
Convertible into 50% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion	$190,000	$-

Convertible into 50% of the five day average closing bid prices immediately preceding conversion	50,000	-

Convertible into 10% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion	40,000	-

Convertible into 75% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion	25,000	-

Convertible into 50% of the average of the lowest three closing prices during the 10 trading days immediately preceding conversion	267,000	-
	$572,000	$-

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to the discount to market feature which could require a settlement in shares that cannot be determined until such conversions occur. The Company may not be able to determine if sufficient authorized shares exist in connection with contemplated conversions, which requires liability classification.

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity

Convertible Debt Balance as of December 31, 2012	-
Convertible Debt acquired in merger	305,000	6% - 10%	Due on Demand (in Default)
Convertible Debt acquired in merger	52,000	8%	July 1, 2013 - July 29, 2013

Borrowings during the quarter March 31, 2013	215,000	8%	October 24, 2013 - April 4, 2014

Convertible Debt Balance as of March 31, 2013	572,000

Debt Discount	(219,200)

Convertible Debt Balance as of March 31, 2013 - net	$352,800

(B)	Debt Discount

During the three months ended March 31, 2013 and 2012, the Company recorded debt discounts totaling $215,000 and $0, respectively.

The debt discounts pertain to convertible debt that contains embedded conversion options that are required to be bifurcated and reported at fair value.

The Company amortized $28,547 and $0 during the three months ended March 31, 2013 and year ended March 31, 2012, respectively, to interest expense.

	March 31, 2013	December 31, 2012

Debt Discount	$267,000	$-
Amortization of debt discount	(47,800)	-

Debt discount - net	$219,200	$-